Schedule of Common Control and Ownership Interest (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022
Name of entity	One World Products, Inc.
State of incorporation	NV
One World Products, Inc. [Member]
Name of entity	One World Products, Inc.	[1]	One World Products, Inc	[2]
State of incorporation	NV		NV
Relationship	Parent		Parent
OWP Ventures, Inc. [Member]
Name of entity	OWP Ventures, Inc.	[3]	OWP Ventures, Inc	[4]
State of incorporation	DE		DE
Relationship	Subsidiary		Subsidiary
One World Pharma S.A.S. [Member]
Name of entity	One World Pharma S.A.S	[5]	One World Pharma S.A.S	[6]
State of incorporation	F8		F8
Relationship	Subsidiary		Subsidiary
Colombian Hope, S.A.S. [Member]
Name of entity	Colombian Hope, S.A.S.	[7]	Colombian Hope, S.A.S	[8]
State of incorporation	F8		F8
Relationship	Subsidiary		Subsidiary
Agrobase, S.A.S. [Member]
Name of entity	Agrobase, S.A.S.	[9]	Agrobase, S.A.S	[10]
State of incorporation	F8		F8
Relationship	Subsidiary		Subsidiary

[1]	Holding company in the form of a corporation.
[2]	Holding company in the form of a corporation.
[3]	Holding company in the form of a corporation and wholly-owned subsidiary of One World Products, Inc.
[4]	Holding company in the form of a corporation and wholly-owned subsidiary of One World Products, Inc.
[5]	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its headquarters are located in Bogotá.
[6]	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its headquarters are located in Bogotá.
[7]	Wholly-owned subsidiary of OWP Ventures, Inc., acquired on November 19, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.
[8]	Wholly-owned subsidiary of OWP Ventures, Inc., acquired on November 19, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.
[9]	Wholly-owned subsidiary of OWP Ventures, Inc., formed on September 12, 2019, located in Colombia and legally constituted as a simplified stock company. This company commenced operations during 2023.
[10]	Wholly-owned subsidiary of OWP Ventures, Inc., formed on September 12, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.